Parametric

Tax-Managed International Equity Fund

July 31, 2019 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $36,204,043 and the Fund owned 52.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 9.2%
Alumina, Ltd.	20,000	$31,707
AMP, Ltd.	7,605	9,251
APA Group	38,093	286,915
Aristocrat Leisure, Ltd.	4,960	103,213
Asaleo Care, Ltd.(1)	27,800	18,330
Atlas Arteria, Ltd.	10,339	57,625
Atlassian Corp. PLC, Class A(1)	2,300	322,276
Aurizon Holdings, Ltd.	7,700	30,228
AusNet Services	95,565	115,782
Australia and New Zealand Banking Group, Ltd.	6,934	131,778
Australian Pharmaceutical Industries, Ltd.	30,804	30,303
BHP Group, Ltd.	2,861	78,765
Boral, Ltd.	11,300	39,602
Brambles, Ltd.	17,422	155,838
Caltex Australia, Ltd.	4,560	83,872
carsales.com, Ltd.	9,828	98,767
Class, Ltd.	12,536	12,644
Cleanaway Waste Management, Ltd.	36,318	59,803
Coca-Cola Amatil, Ltd.	11,103	80,360
Cochlear, Ltd.	850	127,712
Coles Group, Ltd.(1)	10,096	98,024
Commonwealth Bank of Australia	3,589	201,420
Computershare, Ltd.	10,972	118,193
Crown Resorts, Ltd.	4,819	38,963
CSL, Ltd.	3,230	504,017
Dexus	13,975	124,992
Domino’s Pizza Enterprises, Ltd.	933	24,560
DuluxGroup, Ltd.	5,657	36,074
GPT Group (The)	22,015	93,448
GrainCorp, Ltd., Class A	7,142	41,845
GWA Group, Ltd.	11,241	27,485
Hansen Technologies, Ltd.	14,633	38,392
Harvey Norman Holdings, Ltd.	17,000	50,910
Incitec Pivot, Ltd.	11,120	26,402
Integrated Research, Ltd.	9,777	18,369
IRESS, Ltd.	3,720	35,574
James Hardie Industries PLC CDI	4,004	54,154
JB Hi-Fi, Ltd.	3,464	71,057
Link Administration Holdings, Ltd.	13,718	47,511
Mirvac Group	41,842	91,939
National Australia Bank, Ltd.	4,515	87,933
Newcrest Mining, Ltd.	2,354	56,814
Nine Entertainment Co. Holdings, Ltd.	48,528	66,623
Oil Search, Ltd.	19,405	93,966
Orica, Ltd.	4,147	61,783

Security	Shares	Value
Qantas Airways, Ltd.	19,011	$74,010
Rio Tinto, Ltd.	2,553	170,866
Scentre Group	51,564	140,467
Shopping Centres Australasia Property Group	20,523	34,213
Southern Cross Media Group, Ltd.	63,616	58,061
Spark Infrastructure Group	66,000	106,956
SpeedCast International, Ltd.	16,723	21,413
Star Entertainment Group, Ltd. (The)	18,186	51,329
Sydney Airport	17,791	101,549
Technology One, Ltd.	10,774	56,223
Telstra Corp., Ltd.	119,713	324,581
Transurban Group	15,294	162,093
Vicinity Centres	46,900	83,539
Washington H. Soul Pattinson & Co., Ltd.	4,310	66,724
Wesfarmers, Ltd.	10,096	270,371
Westpac Banking Corp.	8,556	167,868
Woodside Petroleum, Ltd.	12,096	285,235
Woolworths Group, Ltd.	6,697	163,275

		$6,323,992

Austria — 1.2%
ams AG(1)	3,570	$186,374
ANDRITZ AG	758	26,998
CA Immobilien Anlagen AG	1,063	37,443
Erste Group Bank AG	1,664	59,725
EVN AG	2,151	34,133
IMMOFINANZ AG	1,276	33,999
Lenzing AG	182	18,565
Oesterreichische Post AG	1,473	49,200
OMV AG	1,720	86,064
Rhi Magnesita NV	859	46,516
Telekom Austria AG	8,000	59,087
UNIQA Insurance Group AG	2,006	17,974
Verbund AG	2,690	150,119
Wienerberger AG	1,390	31,773

		$837,970

Belgium — 2.3%
Ageas	1,164	$62,491
Anheuser-Busch InBev SA/NV	2,330	234,250
Barco NV	627	130,940
Befimmo SA	1,120	63,130
Bekaert SA	1,080	30,412
bpost SA	3,481	32,367
Colruyt SA	478	24,907
D’Ieteren SA/NV	637	29,833
Econocom Group SA/NV	10,730	35,438
Elia System Operator SA/NV	938	71,416
Euronav SA	5,526	46,510
Ion Beam Applications(1)	987	18,892
KBC Group NV	1,466	94,261
Proximus SA	4,820	137,427
Retail Estates NV	566	50,671
Solvay SA	1,005	102,907
Telenet Group Holding NV	1,534	75,342

Security	Shares	Value
Tessenderlo Group SA(1)	1,340	$41,949
UCB SA	2,340	182,465
Warehouses De Pauw CVA	553	92,407

		$1,558,015

Denmark — 2.3%
Carlsberg A/S, Class B	1,415	$193,275
Chr. Hansen Holding A/S	850	74,219
Columbus AS	24,816	43,274
Danske Bank A/S	5,139	76,276
DFDS A/S	623	22,946
DSV A/S	969	92,485
GN Store Nord A/S	950	45,064
ISS A/S	813	22,800
Novo Nordisk A/S, Class B	3,886	186,603
Novozymes A/S, Class B	2,980	137,811
Orsted A/S(2)	3,312	301,905
Pandora A/S	2,868	109,937
Ringkjoebing Landbobank A/S	652	44,558
Rockwool International A/S, Class B	97	23,675
Royal Unibrew A/S	1,034	77,056
Topdanmark A/S	972	49,821
Vestas Wind Systems A/S	658	53,996

		$1,555,701

Finland — 2.2%
Citycon Oyj	2,400	$24,467
DNA Oyj	1,977	45,703
Elisa Oyj	2,351	110,431
Fortum Oyj	7,644	175,351
Huhtamaki Oyj	736	27,958
Kemira Oyj	2,727	40,220
Kesko Oyj, Class B	2,268	137,345
Kone Oyj, Class B	1,663	94,747
Neste Oyj	6,018	199,173
Nokia Oyj	23,544	126,894
Nordea Bank AB	10,249	65,750
Oriola Oyj, Series B	8,766	19,764
Orion Oyj, Class B	3,174	108,583
Sampo Oyj, Class A	1,342	55,725
Tieto Oyj	956	24,387
Tokmanni Group Corp.	15,729	142,222
UPM-Kymmene Oyj	3,184	85,825
Valmet Oyj	1,377	26,738
Wartsila Oyj Abp	2,646	33,244

		$1,544,527

France — 9.1%
Air Liquide SA	4,380	$604,599
Airbus SE	1,329	187,869
Altarea SCA	208	42,481
Alten SA	634	78,432
Altran Technologies SA	4,941	77,946

Security	Shares	Value
Atos SE	1,046	$84,110
AXA SA	8,332	209,868
Carrefour SA	5,220	100,309
Cie Generale des Etablissements Michelin SCA	484	53,505
CNP Assurances	2,759	57,024
Covivio(3)	1,309	133,821
Covivio(3)	447	45,926
Credit Agricole SA	5,930	70,591
Dassault Systemes SE	1,540	234,259
Devoteam SA	244	29,190
Engie SA	22,570	347,341
EssilorLuxottica SA	1,642	222,271
Eutelsat Communications SA	985	18,830
Gecina SA	1,055	161,368
Getlink SE	2,197	31,723
Hermes International	100	70,242
Ingenico Group SA	754	71,440
L’Oreal SA	1,130	302,348
Lagardere SCA	1,361	30,752
Legrand SA	560	39,447
LVMH Moet Hennessy Louis Vuitton SE	650	268,489
Neopost SA	1,050	21,097
Orange SA	31,518	467,175
Pernod-Ricard SA	1,164	204,263
Peugeot SA	1,588	37,482
Renault SA	569	31,737
Rubis SCA	846	47,672
Safran SA	819	117,576
Sanofi	5,890	490,825
SCOR SE	1,880	77,258
Societe BIC SA	422	29,409
Societe Generale SA	3,005	73,606
Suez	5,207	76,325
Talend SA ADR(1)	500	16,405
Teleperformance	177	37,079
Thales SA	600	67,604
Total SA	9,623	498,762
Unibail-Rodamco-Westfield	1,203	160,973
Veolia Environnement SA	5,261	132,766
Vinci SA	1,159	119,219

		$6,281,414

Germany — 8.6%
adidas AG	579	$184,552
Allianz SE	1,565	363,094
alstria office REIT AG	5,110	82,442
BASF SE	3,829	254,185
Bayerische Motoren Werke AG	1,291	95,003
Bechtle AG	400	44,308
Beiersdorf AG	2,259	261,791
Brenntag AG	1,027	50,160
Continental AG	589	80,755
Covestro AG(2)	1,484	66,930

Security	Shares	Value
Delivery Hero SE(1)(2)	754	$36,219
Deutsche Boerse AG	570	79,129
Deutsche Lufthansa AG	975	15,452
Deutsche Post AG	3,135	101,971
Deutsche Telekom AG	29,991	491,285
Deutsche Wohnen SE	4,814	175,558
Dialog Semiconductor PLC(1)	1,035	46,329
Evonik Industries AG	928	26,408
Fresenius Medical Care AG & Co. KGaA	1,285	89,000
Fresenius SE & Co. KGaA	2,385	119,172
GEA Group AG	1,196	29,685
Gerresheimer AG	1,197	93,105
Grand City Properties SA	4,854	109,354
HeidelbergCement AG	1,361	98,288
Henkel AG & Co. KGaA	2,341	219,939
Hugo Boss AG	915	57,508
Innogy SE(2)	3,071	147,763
KWS Saat SE and Co. KGaA	425	29,567
LEG Immobilien AG	1,088	125,469
Merck KGaA	988	100,770
Metro AG	7,704	118,502
MTU Aero Engines AG	178	44,357
Muenchener Rueckversicherungs-Gesellschaft AG	660	157,283
Nemetschek SE	528	29,355
ProSiebenSat.1 Media SE	1,883	24,323
Puma SE	1,330	92,657
QIAGEN NV(1)	1,735	65,856
Rheinmetall AG	332	37,673
RWE AG	11,705	316,256
SAP SE	3,689	450,929
Sartorius AG, PFC Shares	212	42,883
Siemens AG	2,649	288,299
Siemens Healthineers AG(2)	2,235	92,790
Software AG	800	22,456
Symrise AG	907	83,574
Telefonica Deutschland Holding AG(2)	8,948	22,527
TLG Immobilien AG	3,290	96,567
TUI AG	2,680	26,611
Uniper SE	5,829	179,587
Zalando SE(1)(2)	1,079	49,361

		$5,917,037

Hong Kong — 4.3%
AIA Group, Ltd.	31,200	$319,948
Alibaba Health Information Technology, Ltd.(1)	56,000	50,309
ASM Pacific Technology, Ltd.	7,800	91,123
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	24,655
BOC Hong Kong Holdings, Ltd.	7,000	26,673
CK Asset Holdings, Ltd.	10,000	75,191
CK Hutchison Holdings, Ltd.	6,000	56,070
CLP Holdings, Ltd.	18,000	195,707
Esprit Holdings, Ltd.(1)	109,900	18,188
First Pacific Co., Ltd.	106,000	44,194

Security	Shares	Value
Galaxy Entertainment Group, Ltd.	20,000	$136,146
Global Cord Blood Corp.	5,000	28,900
Hang Lung Group, Ltd.	6,000	15,412
Hang Lung Properties, Ltd.	14,000	32,921
Hang Seng Bank, Ltd.	3,700	87,941
Henderson Land Development Co., Ltd.	7,260	37,550
HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,467
HKBN, Ltd.	35,000	63,187
HKT Trust and HKT, Ltd.	62,000	99,041
Hong Kong & China Gas Co., Ltd.	93,170	205,729
Hongkong Land Holdings, Ltd.	8,100	49,398
Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	14,288
Hysan Development Co., Ltd.	7,000	33,348
Jardine Matheson Holdings, Ltd.	2,400	145,670
Jardine Strategic Holdings, Ltd.	1,800	61,706
Kerry Properties, Ltd.	10,000	37,550
Li & Fung, Ltd.	80,000	11,150
Link REIT	9,000	104,681
Luk Fook Holdings International, Ltd.	8,000	24,132
Melco Resorts & Entertainment, Ltd. ADR	2,100	47,187
MGM China Holdings, Ltd.	17,200	28,107
MTR Corp., Ltd.	12,500	82,031
Nexteer Automotive Group, Ltd.	19,000	19,747
NOVA Group Holdings, Ltd.	80,000	17,851
NWS Holdings, Ltd.	25,000	46,418
PCCW, Ltd.	105,000	59,882
Shangri-La Asia, Ltd.	22,000	26,767
SmarTone Telecommunication Holdings, Ltd.	19,000	17,461
Swire Pacific, Ltd., Class A	4,000	45,592
Techtronic Industries Co., Ltd.	14,500	107,831
Town Health International Medical Group, Ltd.(4)	266,000	0
Vitasoy International Holdings, Ltd.	38,000	178,890
VTech Holdings, Ltd.	7,100	62,269
Wharf Real Estate Investment Co., Ltd.	5,000	31,541
Yuan Heng Gas Holdings, Ltd.(1)	280,000	18,087
Yue Yuen Industrial Holdings, Ltd.	10,500	29,420

		$2,944,356

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$126,922
Cairn Homes PLC(1)	18,600	21,919
CRH PLC	6,262	208,402
Dalata Hotel Group PLC	6,009	30,918
Flutter Entertainment PLC(1)	1,971	155,684
Glanbia PLC	1,979	25,762
Grafton Group PLC	9,729	85,618
Hibernia REIT PLC	44,450	74,193
ICON PLC(1)	1,212	189,278
Irish Residential Properties REIT PLC	42,500	80,714
Kerry Group PLC, Class A	1,947	226,544
Kingspan Group PLC	3,244	158,665
Smurfit Kappa Group PLC	1,300	40,900
UDG Healthcare PLC	8,000	77,456

		$1,502,975

Security	Shares	Value
Israel — 2.1%
Airport City, Ltd.(1)	2,500	$45,847
Amot Investments, Ltd.	5,499	38,772
Bank Leumi Le-Israel B.M.	9,550	69,472
Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	111,391
Check Point Software Technologies, Ltd.(1)	585	65,491
Delek Automotive Systems, Ltd.	4,964	21,111
Delta-Galil Industries, Ltd.	2,301	67,017
Elbit Systems, Ltd.	1,014	162,226
Electra, Ltd.	173	49,066
First International Bank of Israel, Ltd.(1)	1,152	29,694
Israel Chemicals, Ltd.	23,646	127,262
Israel Discount Bank, Ltd., Series A	10,120	43,678
Kenon Holdings, Ltd.	2,504	52,661
Melisron, Ltd.	729	38,292
Mizrahi Tefahot Bank, Ltd.(1)	1,469	35,248
Nice, Ltd.(1)	490	74,724
Oil Refineries, Ltd.(1)	139,185	74,682
Paz Oil Co., Ltd.	650	92,057
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	55,095
Reit 1, Ltd.	7,407	38,601
Sella Capital Real Estate, Ltd.	15,640	35,127
Strauss Group, Ltd.	2,228	67,226
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,917	70,712

		$1,465,452

Italy — 4.6%
Amplifon SpA	6,413	$158,063
Assicurazioni Generali SpA	4,184	78,033
Atlantia SpA	4,194	107,850
Autogrill SpA	2,584	27,312
Bio-On SpA(1)	750	17,503
Cementir Holding SpA	6,913	48,551
COSMO Pharmaceuticals NV(1)	417	36,407
Davide Campari-Milano SpA	18,866	175,461
De’Longhi SpA	1,200	24,127
DiaSorin SpA	977	113,305
Enav SpA(2)	5,849	32,171
Enel SpA	38,800	265,416
Eni SpA	14,674	229,227
Ferrari NV	868	139,770
FinecoBank Banca Fineco SpA	4,241	42,189
Freni Brembo SpA	2,325	23,781
IMA Industria Macchine Automatiche SpA	484	38,001
Infrastrutture Wireless Italiane SpA(2)	25,801	261,006
International Game Technology PLC	1,216	16,234
Interpump Group SpA	778	21,869
Intesa Sanpaolo SpA	54,086	117,308
Italgas SpA	7,381	46,639
Italmobiliare SpA	1,360	30,352
Leonardo SpA	4,673	56,895
Mediobanca Banca di Credito Finanziario SpA	2,651	26,553

Security	Shares	Value
Moncler SpA	1,030	$42,292
Pirelli & C SpA(2)	4,416	26,011
Poste Italiane SpA(2)	5,564	59,380
Prada SpA	6,900	21,181
Prysmian SpA	2,843	58,528
Reply SpA	996	66,637
Saras SpA	14,538	23,930
Snam SpA	16,332	80,186
STMicroelectronics NV	18,358	335,533
Telecom Italia SpA(1)	309,776	174,164
Terna Rete Elettrica Nazionale SpA	12,961	78,931
Unione di Banche Italiane SpA	9,342	23,985
UnipolSai Assicurazioni SpA	10,716	27,937

		$3,152,718

Japan — 12.8%
Activia Properties, Inc.	6	$27,503
Aeon Co., Ltd.	2,700	46,721
Aeon Mall Co., Ltd.	1,800	27,633
Air Water, Inc.	2,000	32,686
Aisin Seiki Co., Ltd.	1,000	32,498
Ajinomoto Co., Inc.	2,100	37,629
ANA Holdings, Inc.	1,100	36,921
Asahi Intecc Co., Ltd.	2,000	52,263
Asahi Kasei Corp.	6,000	61,037
Astellas Pharma, Inc.	5,600	79,363
Bandai Namco Holdings, Inc.	1,300	69,887
Bridgestone Corp.	900	33,786
Canon, Inc.	3,000	81,364
Central Japan Railway Co.	200	40,203
Chubu Electric Power Co., Inc.	6,200	87,521
Chugai Pharmaceutical Co., Ltd.	1,500	107,320
Chugoku Electric Power Co., Inc. (The)	4,500	56,157
Citizen Watch Co., Ltd.	8,200	40,807
Daicel Corp.	3,400	28,771
Daido Steel Co., Ltd.	700	26,577
Daiichi Sankyo Co., Ltd.	1,700	103,304
Daikin Industries, Ltd.	500	62,058
Daito Trust Construction Co., Ltd.	400	51,581
Daiwa House REIT Investment Corp.	23	56,293
Daiwa Securities Group, Inc.	7,000	30,181
Dentsu, Inc.	1,000	33,056
East Japan Railway Co.	600	55,005
Eisai Co., Ltd.	1,500	81,072
FamilyMart UNY Holdings Co., Ltd.	2,000	42,700
Frontier Real Estate Investment Corp.	8	34,471
FUJIFILM Holdings Corp.	1,700	80,577
GLP J-REIT	28	31,224
Gunma Bank, Ltd. (The)	5,000	17,226
Hankyu Hanshin Holdings, Inc.	1,000	35,108
Hirose Electric Co., Ltd.	315	33,003
Hisamitsu Pharmaceutical Co., Inc.	400	16,075

Security	Shares	Value
Hulic Co., Ltd.	4,000	$34,361
Idemitsu Kosan Co., Ltd.	3,994	110,064
Inpex Corp.	6,900	60,515
ITOCHU Corp.	3,300	62,834
Japan Airlines Co., Ltd.	900	28,184
Japan Exchange Group, Inc.	2,100	30,777
Japan Hotel REIT Investment Corp.	63	52,606
Japan Post Bank Co., Ltd.	2,100	20,404
Japan Post Holdings Co., Ltd.	5,300	51,953
Japan Prime Realty Investment Corp.	11	48,626
Japan Real Estate Investment Corp.	11	68,807
Japan Retail Fund Investment Corp.	31	62,457
Japan Tobacco, Inc.	3,200	70,508
JFE Holdings, Inc.	2,000	26,442
JXTG Holdings, Inc.	31,100	146,351
Kajima Corp.	2,000	25,722
Kakaku.com, Inc.	1,900	39,465
Kamigumi Co., Ltd.	1,500	34,484
Kao Corp.	1,200	87,577
KDDI Corp.	13,200	344,408
Kenedix Office Investment Corp.	6	43,090
Keyence Corp.	300	172,155
Kintetsu Group Holdings Co., Ltd.	800	37,931
Konica Minolta, Inc.	2,800	23,204
Kuraray Co., Ltd.	2,500	29,567
KYORIN Holdings, Inc.	1,400	23,549
Kyushu Electric Power Co., Inc.	4,800	47,694
Lawson, Inc.	300	14,991
Leopalace21 Corp.(1)	4,200	8,789
Lion Corp.	2,100	41,224
M3, Inc.	2,400	48,349
Makita Corp.	1,000	32,972
Marubeni Corp.	7,000	45,378
Maruichi Steel Tube, Ltd.	1,200	31,592
Megmilk Snow Brand Co., Ltd.	1,400	29,916
MEIJI Holdings Co., Ltd.	500	34,722
Mitsubishi Chemical Holdings Corp.	5,000	35,498
Mitsubishi Corp.	1,300	34,908
Mitsubishi Motors Corp.	6,600	29,043
Mitsubishi UFJ Financial Group, Inc.	32,000	158,048
Mitsui & Co., Ltd.	3,900	63,402
Mizuho Financial Group, Inc.	67,300	95,520
Mori Hills REIT Investment Corp.	25	36,786
MS&AD Insurance Group Holdings, Inc.	1,800	59,001
Murata Manufacturing Co., Ltd.	1,500	68,687
NEC Corp.	1,500	61,319
NH Foods, Ltd.	1,000	37,088
Nikon Corp.	1,500	20,253
Nintendo Co., Ltd.	300	110,368
Nippon Accommodations Fund, Inc.	8	47,102
Nippon Building Fund, Inc.	11	77,209
Nippon Paint Holdings Co., Ltd.	1,200	52,212

Security	Shares	Value
Nippon Prologis REIT, Inc.	26	$62,512
Nippon Shokubai Co., Ltd.	600	38,943
Nippon Steel Corp.	4,500	70,502
Nippon Telegraph & Telephone Corp.	3,400	153,446
Nissan Chemical Corp.	900	39,358
Nissan Motor Co., Ltd.	4,100	26,650
Nissin Foods Holdings Co., Ltd.	400	24,829
Nitori Holdings Co., Ltd.	400	53,946
Nitto Denko Corp.	1,200	59,100
Nomura Real Estate Master Fund, Inc.	43	68,318
Nomura Research Institute, Ltd.	3,600	63,741
NTT Data Corp.	4,400	57,773
NTT DoCoMo, Inc.	12,000	287,729
Obic Co., Ltd.	300	31,965
Oji Holdings Corp.	4,300	22,236
Okinawa Electric Power Co., Inc. (The)	2,612	40,622
Olympus Corp.	3,200	34,889
Omron Corp.	1,300	61,849
Ono Pharmaceutical Co., Ltd.	2,500	45,358
Oriental Land Co., Ltd.	700	92,362
Orix JREIT, Inc.	34	65,990
Osaka Gas Co., Ltd.	6,100	112,061
Otsuka Holdings Co., Ltd.	1,800	66,195
Pan Pacific International Holdings Corp.	500	31,988
Rakuten, Inc.	3,000	30,598
Recruit Holdings Co., Ltd.	2,300	77,884
Ricoh Co., Ltd.	4,000	36,637
Rinnai Corp.	600	40,434
Seiko Epson Corp.	1,700	25,017
Sekisui House, Ltd.	2,000	33,627
Seven & i Holdings Co., Ltd.	2,200	75,081
Shimadzu Corp.	1,200	28,813
Shimano, Inc.	300	42,354
Shionogi & Co., Ltd.	1,100	60,902
Shiseido Co., Ltd.	1,200	88,301
Sompo Holdings, Inc.	1,600	66,261
Sony Corp.	1,600	90,998
Subaru Corp.	1,100	25,637
Sumitomo Corp.	1,600	23,742
Sumitomo Mitsui Financial Group, Inc.	3,500	122,394
Sumitomo Mitsui Trust Holdings, Inc.	1,500	51,267
Suntory Beverage & Food, Ltd.	900	35,711
Suzuki Motor Corp.	1,000	39,108
T&D Holdings, Inc.	2,400	26,952
Taiheiyo Cement Corp.	1,500	42,128
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,750
Takeda Pharmaceutical Co., Ltd.	2,400	82,598
TEIJIN, Ltd.	1,400	24,221
Toho Gas Co., Ltd.	1,500	57,037
Tohoku Electric Power Co., Inc.	6,300	63,037
Tokio Marine Holdings, Inc.	2,200	116,778

Security	Shares	Value
Tokyo Gas Co., Ltd.	3,800	$94,854
Tokyu Corp.	2,000	35,022
Toppan Printing Co., Ltd.	2,000	32,508
Toray Industries, Inc.	9,300	63,979
Toshiba Corp.	1,800	57,432
Tosoh Corp.	2,500	35,040
Toyo Ink SC Holdings Co., Ltd.	1,400	30,588
Toyo Suisan Kaisha, Ltd.	1,000	40,213
Toyobo Co., Ltd.	1,800	22,462
Toyota Motor Corp.	3,200	206,762
Trend Micro, Inc.	600	26,161
Ube Industries, Ltd.	1,100	22,903
Unicharm Corp.	1,500	42,437
United Urban Investment Corp.	36	60,908
West Japan Railway Co.	400	32,743
Yahoo! Japan Corp.	11,200	32,804
Yakult Honsha Co., Ltd.	600	33,828
Yamato Holdings Co., Ltd.	2,000	39,265
Yamato Kogyo Co., Ltd.	1,000	25,869
Yamazaki Baking Co., Ltd.	2,000	30,371

		$8,859,471

Netherlands — 4.6%
ABN AMRO Bank NV(2)	1,800	$36,032
Accell Group	1,483	35,391
AerCap Holdings NV(1)	1,200	65,436
Akzo Nobel NV	2,765	260,890
Argenx SE(1)	423	59,426
ASM International NV	820	66,886
ASML Holding NV	2,086	464,811
ASR Nederland NV	1,620	60,874
Cimpress NV(1)	241	23,245
Corbion NV	2,072	67,727
Eurocommercial Properties NV	1,255	31,571
GrandVision NV(2)	1,280	38,367
IMCD NV	840	74,004
ING Groep NV	19,984	221,737
InterXion Holding NV(1)	1,208	90,962
Koninklijke Ahold Delhaize NV	9,355	212,479
Koninklijke KPN NV	47,300	134,873
Koninklijke Philips NV	7,345	344,559
Koninklijke Vopak NV	1,452	71,591
NN Group NV	1,302	48,918
NXP Semiconductors NV	500	51,695
Signify NV(2)	769	20,877
TKH Group NV	800	47,463
Unilever NV	8,484	491,763
Wolters Kluwer NV	2,003	145,188

		$3,166,765

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$120,544
Air New Zealand, Ltd.	10,500	18,692

Security	Shares	Value
Auckland International Airport, Ltd.	12,240	$74,567
Contact Energy, Ltd.	9,580	48,877
Fisher & Paykel Healthcare Corp., Ltd.	3,630	39,127
Fletcher Building, Ltd.	21,151	68,746
Goodman Property Trust	27,739	37,321
Kiwi Property Group, Ltd.	28,800	30,611
Mercury NZ, Ltd.	13,643	40,804
Precinct Properties New Zealand, Ltd.	27,851	32,614
Pushpay Holdings, Ltd.(1)	12,186	26,680
Restaurant Brands New Zealand, Ltd.(1)	1,138	7,337
SKYCITY Entertainment Group, Ltd.	9,440	24,764
Spark New Zealand, Ltd.	19,416	50,613
Summerset Group Holdings, Ltd.	7,300	27,013
Xero, Ltd.(1)	1,765	77,699
Z Energy, Ltd.	13,924	59,220

		$785,229

Norway — 2.1%
Atea ASA	6,274	$79,819
Austevoll Seafood ASA	4,763	48,459
Borregaard ASA	5,977	62,598
DNB ASA	6,391	114,339
Entra ASA(2)	6,540	94,863
Equinor ASA	7,438	133,365
Europris ASA(2)	9,810	28,148
Gjensidige Forsikring ASA	1,701	33,039
Golar LNG, Ltd.	1,000	16,940
Kongsberg Automotive ASA(1)	23,898	17,577
Kongsberg Gruppen ASA	1,873	23,740
Mowi ASA	4,027	96,780
Nordic Nanovector ASA(1)	2,000	8,300
Salmar ASA	1,386	64,018
Scatec Solar ASA(2)	3,300	33,990
SpareBank 1 SMN	3,485	38,368
Telenor ASA	11,588	234,807
Tomra Systems ASA	4,059	119,383
Veidekke ASA	5,744	51,755
Wallenius Wilhelmsen ASA	7,664	23,362
Yara International ASA	3,318	155,446

		$1,479,096

Portugal — 1.1%
Altri SGPS SA	9,653	$63,341
Banco Comercial Portugues SA	332,057	84,863
Corticeira Amorim SGPS SA	2,318	24,933
CTT-Correios de Portugal SA	18,519	39,452
EDP Renovaveis SA	2,527	26,017
EDP-Energias de Portugal SA	23,100	84,560
Galp Energia SGPS SA, Class B	7,678	119,532
Jeronimo Martins SGPS SA	7,890	127,314

Security	Shares	Value
NOS SGPS SA	22,214	$137,935
Semapa-Sociedade de Investimento e Gestao	1,523	20,119

		$728,066

Singapore — 2.3%
Ascendas Real Estate Investment Trust	23,500	$52,174
BOC Aviation, Ltd.(2)	5,700	49,108
CapitaLand Commercial Trust, Ltd.	20,500	30,620
CapitaLand Mall Trust	15,800	30,028
ComfortDelGro Corp., Ltd.	14,100	27,636
DBS Group Holdings, Ltd.	5,300	101,054
Ezion Holdings, Ltd.(1)(4)	160,000	2,503
First Resources, Ltd.	21,600	24,468
Flex, Ltd.(1)	11,557	128,861
Genting Singapore, Ltd.	146,700	97,623
Jardine Cycle & Carriage, Ltd.	2,600	63,617
Keppel Infrastructure Trust	106,657	39,508
Mapletree Industrial Trust	17,200	28,127
Mapletree Logistics Trust	30,900	34,552
Raffles Medical Group, Ltd.	38,400	28,697
SATS, Ltd.	7,300	25,434
Sheng Siong Group, Ltd.	43,800	36,932
Singapore Airlines, Ltd.	4,000	28,005
Singapore Exchange, Ltd.	7,000	40,162
Singapore Post, Ltd.	26,100	18,276
Singapore Technologies Engineering, Ltd.	19,500	59,811
Singapore Telecommunications, Ltd.	95,100	229,402
Suntec Real Estate Investment Trust	27,000	37,319
United Overseas Bank, Ltd.	4,500	85,737
Venture Corp., Ltd.	7,600	84,812
Wilmar International, Ltd.	60,800	175,750

		$1,560,216

Spain — 4.3%
Aena SME SA(2)	685	$124,178
Almirall SA	2,800	50,753
Amadeus IT Group SA	4,056	316,964
Banco Bilbao Vizcaya Argentaria SA	14,580	74,237
Banco de Sabadell SA	40,257	35,160
Bankia SA	9,179	18,198
Bankinter SA	3,250	21,082
CaixaBank SA	13,396	33,201
Cellnex Telecom SA(2)	1,600	59,837
Cia de Distribucion Integral Logista Holdings SA	1,300	27,087
Coca-Cola European Partners PLC	4,700	259,816
Ebro Foods SA	2,380	47,824
Enagas SA	2,600	56,717
Ence Energia y Celulosa SA	5,468	19,767
Endesa SA	1,800	44,475
Ercros SA	10,000	19,241
Ferrovial SA	1,614	41,986
Fluidra SA(1)	2,723	34,062
Grifols SA	5,371	174,067

Security	Shares	Value
Grifols SA ADR	5,800	$132,008
Iberdrola SA	25,552	242,419
Industria de Diseno Textil SA	9,271	277,410
Lar Espana Real Estate Socimi SA	5,104	39,336
Merlin Properties Socimi SA	15,440	210,812
NH Hotel Group SA	4,264	21,315
Prosegur Cash SA(2)	10,000	20,292
Prosegur Cia de Seguridad SA	4,500	21,002
Red Electrica Corp. SA	1,244	23,454
Repsol SA	13,855	219,747
Siemens Gamesa Renewable Energy SA	3,710	51,912
Telefonica SA	28,419	216,656
Tubacex SA	12,500	39,880

		$2,974,895

Sweden — 4.3%
Alfa Laval AB	2,000	$37,360
Arjo AB, Class B	4,020	16,180
Assa Abloy AB, Class B	2,883	66,128
Attendo AB(2)	5,579	25,358
BillerudKorsnas AB	5,767	66,580
BioGaia AB, Class B	921	38,295
Bonava AB, Class B	2,000	23,944
Castellum AB	6,400	129,924
Dometic Group AB(2)	3,500	31,930
Elekta AB, Class B	13,663	194,394
Epiroc AB, Class A	2,897	31,745
Epiroc AB, Class B	2,729	28,364
Essity AB, Class B	7,154	212,496
Fabege AB	7,085	109,337
Granges AB	4,911	48,900
Hennes & Mauritz AB, Class B	8,337	145,356
Hexagon AB, Class B	1,254	60,759
Hexpol AB	5,839	44,429
Holmen AB, Class B	2,532	53,461
Hufvudstaden AB, Class A	4,938	86,972
Husqvarna AB, Class B	3,790	33,560
Kungsleden AB	6,500	56,529
Lundin Petroleum AB	4,713	148,241
Modern Times Group MTG AB, Class B(1)	1,265	11,713
Mycronic AB	2,681	41,198
NetEnt AB	6,918	20,525
Nibe Industrier AB, Class B	2,889	40,797
Nordic Entertainment Group AB, Class B	1,265	30,242
Pandox AB	1,500	27,348
Sandvik AB	2,777	42,615
Securitas AB, Class B	1,900	29,424
Skandinaviska Enskilda Banken AB, Class A	10,460	98,345
Skanska AB, Class B	1,238	23,115
Svenska Cellulosa AB SCA, Class B	9,048	75,098
Svenska Handelsbanken AB, Class A	9,558	86,002

Security	Shares	Value
Swedbank AB, Class A	4,442	$60,490
Swedish Match AB	2,446	93,325
Swedish Orphan Biovitrum AB(1)	1,563	30,170
Tele2 AB, Class B	4,040	57,729
Telefonaktiebolaget LM Ericsson, Class B	27,249	238,409
Telia Co. AB	50,998	226,872
Thule Group AB(2)	1,481	32,350
Trelleborg AB, Class B	1,700	23,409

		$2,979,418

Switzerland — 9.4%
Adecco Group AG	1,216	$66,344
Alcon, Inc.(1)	962	55,709
Allreal Holding AG	417	72,836
ALSO Holding AG	375	57,787
Ascom Holding AG	1,636	21,242
Baloise Holding AG	396	71,524
Banque Cantonale Vaudoise	57	42,392
Belimo Holding AG	7	41,228
BKW AG	600	38,839
Cembra Money Bank AG	670	64,572
Cie Financiere Richemont SA	8,503	728,650
Clariant AG	6,883	125,774
Comet Holding AG	287	26,497
Daetwyler Holding AG, Bearer Shares	260	40,076
DKSH Holding AG	352	17,775
dormakaba Holding AG	30	21,984
Emmi AG	57	47,425
Ems-Chemie Holding AG	243	151,870
Flughafen Zurich AG	187	34,149
Forbo Holding AG	69	107,627
Geberit AG	233	107,563
Georg Fischer AG	32	27,583
Givaudan SA	117	311,172
Helvetia Holding AG	425	54,112
Inficon Holding AG	86	53,647
Intershop Holding AG	78	39,187
Julius Baer Group, Ltd.	1,336	57,091
Komax Holding AG	194	36,372
Kuehne & Nagel International AG	464	68,321
Landis+Gyr Group AG	1,111	89,782
Mobilezone Holding AG	4,644	42,863
Mobimo Holding AG	275	73,405
Nestle SA	8,426	893,890
Novartis AG	4,810	441,071
Panalpina Welttransport Holding AG(1)	330	74,259
Partners Group Holding AG	131	104,183
PSP Swiss Property AG	1,056	126,615
Roche Holding AG PC	1,423	380,887
Schindler Holding AG	219	49,267

Security	Shares	Value
Schindler Holding AG PC	257	$59,247
Schweiter Technologies AG, Bearer Shares	26	25,692
SFS Group AG	327	25,100
SGS SA	46	113,595
Sika AG	1,945	280,808
Sulzer AG	480	48,367
Sunrise Communications Group AG(2)	344	25,443
Swiss Life Holding AG	201	97,131
Swiss Re AG	1,248	120,852
Swisscom AG	487	236,021
Temenos AG	1,415	249,100
Valiant Holding AG	270	27,678
Valora Holding AG	245	67,506
Zehnder Group AG	691	26,040
Zurich Insurance Group AG	683	237,569

		$6,505,719

United Kingdom — 8.6%
Antofagasta PLC	2,458	$27,733
Assura PLC	34,782	27,259
AstraZeneca PLC	3,743	323,372
Auto Trader Group PLC(2)	7,214	47,357
Aveva Group PLC	886	42,803
Aviva PLC	5,903	28,982
Babcock International Group PLC	3,446	19,858
BAE Systems PLC	8,600	57,136
Barratt Developments PLC	3,866	30,183
Berkeley Group Holdings PLC	552	25,962
BHP Group PLC	5,162	123,080
Big Yellow Group PLC	2,400	28,820
BP PLC	35,931	237,746
British American Tobacco PLC	4,022	143,314
BT Group PLC	35,867	84,013
Bunzl PLC	1,400	36,491
Burberry Group PLC	1,413	38,962
Cairn Energy PLC(1)	15,590	29,924
Carnival PLC	457	20,629
Centrica PLC	40,776	37,538
Cineworld Group PLC	12,376	38,418
Compass Group PLC	5,483	138,723
Cranswick PLC	994	32,172
Croda International PLC	462	26,243
Derwent London PLC	1,020	36,132
Direct Line Insurance Group PLC	5,000	19,559
Electrocomponents PLC	6,322	46,582
Elementis PLC	6,330	11,604
Essentra PLC	5,799	30,067
Experian PLC	2,631	79,796
F&C Commercial Property Trust, Ltd.	14,249	19,701
Ferguson PLC(1)	689	51,270
Fresnillo PLC	2,137	15,424
GlaxoSmithKline PLC	12,020	248,585

Security	Shares	Value
Great Portland Estates PLC	4,065	$32,653
Halma PLC	4,420	106,741
Hammerson PLC	11,181	28,997
Howden Joinery Group PLC	5,263	35,355
HSBC Holdings PLC	24,670	197,569
Imperial Brands PLC	1,796	45,583
Informa PLC	6,492	68,736
Inmarsat PLC	10,117	70,334
Intertek Group PLC	543	37,589
Johnson Matthey PLC	1,560	60,827
Kcom Group PLC	18,722	27,353
Kingfisher PLC	14,750	39,823
Land Securities Group PLC	6,288	60,854
Legal & General Group PLC	20,937	66,397
Lloyds Banking Group PLC	117,231	75,835
London Stock Exchange Group PLC	511	41,039
LondonMetric Property PLC	32,609	80,442
Merlin Entertainments PLC(2)	8,625	47,182
Micro Focus International PLC	4,997	105,257
Mimecast, Ltd.(1)	800	38,080
Mondi PLC	1,350	29,411
Moneysupermarket.com Group PLC	13,551	60,661
National Grid PLC	30,876	316,456
NCC Group PLC	10,809	24,310
Next PLC	582	42,841
Paragon Banking Group PLC	4,937	25,071
Pearson PLC	5,912	62,604
Persimmon PLC	1,061	25,887
Phoenix Group Holdings PLC	2,631	22,130
Playtech PLC	4,633	24,871
QinetiQ Group PLC	8,311	29,186
Reckitt Benckiser Group PLC	1,112	85,961
RELX PLC	5,362	127,178
Rentokil Initial PLC	5,526	29,196
Rightmove PLC	13,046	83,440
Rio Tinto PLC	2,924	165,123
Rolls-Royce Holdings PLC	6,692	69,947
Royal Dutch Shell PLC, Class A	7,981	251,365
Royal Mail PLC	6,900	17,621
RSA Insurance Group PLC	4,203	28,586
Safestore Holdings PLC	3,803	28,860
Segro PLC	8,635	80,118
Severn Trent PLC	3,397	83,073
Shaftesbury PLC	2,131	20,370
Smith & Nephew PLC	3,742	84,714
Spectris PLC	1,521	46,851
St. James’s Place PLC	1,932	23,054
Standard Life Aberdeen PLC	4,707	17,073
Stobart Group, Ltd.	10,700	14,917
TalkTalk Telecom Group PLC	20,733	26,496

Security	Shares	Value
Tate & Lyle PLC	7,007	$64,174
Taylor Wimpey PLC	12,334	24,166
Tritax Big Box REIT PLC	37,589	69,864
Unilever PLC	2,083	125,318
UNITE Group PLC (The)	2,424	30,398
United Utilities Group PLC	9,445	90,271
Victrex PLC	874	21,612
WH Smith PLC	1,016	26,131
Whitbread PLC	600	32,960
William Hill PLC	6,621	12,242
WM Morrison Supermarkets PLC	8,786	20,747

		$5,937,338

Total Common Stocks (identified cost $63,164,767)		$68,060,370

Rights(1) — 0.0%

Security	Shares	Value
BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31% (5)	89,764	$89,764

Total Short-Term Investments (identified cost $89,758)		$89,764

Total Investments — 98.8% (identified cost $63,254,525)		$68,150,134

Other Assets, Less Liabilities — 1.2%		$851,603

Net Assets — 100.0%		$69,001,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $1,811,375 or 2.6% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $2,841.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.1%	$26,273,390
Japanese Yen	12.8	8,859,471
Swiss Franc	9.8	6,728,500
British Pound Sterling	8.9	6,135,459
Australian Dollar	8.8	6,079,415
Swedish Krona	4.4	3,045,168
Hong Kong Dollar	3.9	2,681,784
United States Dollar	2.8	1,910,064
Danish Krone	2.3	1,555,701
Norwegian Krone	2.1	1,462,156
Singapore Dollar	2.0	1,382,247
Israeli Shekel	1.9	1,329,249
New Zealand Dollar	1.0	707,530

Total Investments	98.8%	$68,150,134

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	11.0%	$7,607,435
Consumer Staples	10.6	7,318,763
Financials	10.1	6,932,838
Health Care	9.6	6,637,803
Information Technology	9.6	6,608,586
Consumer Discretionary	9.5	6,521,350
Materials	8.8	6,064,539
Communication Services	8.7	6,032,768
Real Estate	8.3	5,714,891
Utilities	7.6	5,216,004
Energy	4.9	3,405,393
Short-Term Investments	0.1	89,764

Total Investments	98.8%	$68,150,134

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$527,224	$19,943,537		$2,503	$20,473,264
Developed Europe	974,358	45,147,296		—	46,121,654
Developed Middle East	136,203	1,329,249		—	1,465,452
Total Common Stocks	$1,637,785	$66,420,082	**	$2,503	$68,060,370
Rights	$—	$—		$0	$0
Warrants	—	—		0	0
Short-Term Investments	—	89,764		—	89,764
Total Investments	$1,637,785	$66,509,846		$2,503	$68,150,134

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.